Retirement benefit plan - Amounts recorded in consolidated statements of income (loss) (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Retirement benefit plan
Current service cost	SFr 1,453	SFr 1,712	SFr 1,648
Interest cost	804	126	79
Past service cost	903
Interest income	(705)	(87)	(48)
Net pension cost	SFr 2,455	SFr 1,751	SFr 1,679